MAL-Q3

Quarterly Report
December 31, 2025
MFS®  Alabama
Municipal Bond Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Airport Revenue – 0.6%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$55,000	$50,403
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	44,720
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	325,000	329,473
		$424,596
General Obligations - General Purpose – 16.8%
Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	$1,120,000	$835,117
Birmingham-Jefferson, AL, Civic Center Authority Rev., “A”, 5.25%, 6/01/2053	750,000	777,527
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	149,652
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	270,000	279,925
Clanton, AL, General Obligation Warrants, AGM, 5%, 10/01/2042	550,000	595,288
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	115,194	126,553
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	31,477	31,468
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	57,199	56,209
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	24,283	23,540
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	33,016	30,526
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	121,336	105,860
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	40,508	29,313
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	757,439
Gadsen, AL, General Obligation Warrants, “A”, BAM, 5%, 10/01/2044	500,000	528,902
Gadsen, AL, General Obligation Warrants, “A”, BAM, 5%, 10/01/2045	500,000	524,943
Marshall County, AL, General Obligation Warrants, 5%, 11/01/2054	500,000	516,227
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2046	500,000	527,519
Mobile County, AL, General Obligation Warrants, 5%, 2/01/2043	675,000	717,646
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2042	750,000	821,078
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	251,952
Oxford, AL, General Obligation Warrants, 2%, 5/01/2026	140,000	139,480
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	1,000,000	1,030,849
Pike Road, AL, General Obligation, 5%, 3/01/2048	500,000	518,543
Pike Road, AL, General Obligation, 5%, 3/01/2052	500,000	515,505
Prattville, AL, General Obligation Warrants, 4.85%, 2/01/2050	500,000	510,765
Prattville, AL, General Obligation Warrants, 5%, 2/01/2055	500,000	515,131
Rainsville, AL, General Obligation Warrants, AGM, 4.125%, 1/01/2049	500,000	466,155
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	128,403
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	55,000	57,639
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	70,000	67,723
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	30,000	28,696
		$11,665,573
General Obligations - Schools – 4.5%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$198,555
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	477,057
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	1,011,784
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	945,999
Walker County, AL, Board of Education, Special Tax School Warrants, AGM, 4.25%, 3/01/2054	500,000	468,995
		$3,102,390
Healthcare Revenue - Hospitals – 7.3%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$927,601
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	500,554
Alabama Health Care Authority (Baptist Health), “A”, 5%, 11/15/2037	875,000	935,159
Birmingham, AL, Special Care Facilities Financing Authority, Children’s Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2035 (u)	300,000	316,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Birmingham, AL, Special Care Facilities Financing Authority, Children’s Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2035 (u)	$450,000	$472,925
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	12,964
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	456,183
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	970,820
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	490,000	459,238
		$5,052,395
Healthcare Revenue - Long Term Care – 1.8%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$238,262
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	1,007,234
		$1,245,496
Industrial Revenue - Other – 0.6%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$454,619
Industrial Revenue - Paper – 0.7%
Selma, AL, Industrial Development Board, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$500,000	$519,156
Miscellaneous Revenue - Other – 1.4%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$260,000	$259,585
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	275,000	271,227
Stadium Trace Village District, AL, Development Incentive Anticipation Bonds, 3.625%, 3/01/2036	200,000	183,644
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055 (w)	200,000	196,527
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,312
		$946,295
Multi-Family Housing Revenue – 2.3%
Alabama Housing Finance Authority, Multi-Family Tax-Exempt (Cooper Green Homes Project), “B”, 4.45%, 8/01/2045	$1,000,000	$1,001,630
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	213,522	217,363
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	520,000	366,574
		$1,585,567
Port Revenue – 1.5%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,020,293
Sales & Excise Tax Revenue – 8.4%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,010,751
Enterprise, AL, Board of Education Special Tax School Warrants, BAM, 5%, 3/01/2040	500,000	543,242
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	60,000	57,850
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	810,000	833,607
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	500,000	492,180
Lawrence County, AL, Board of Education Special Tax School Warrants, AGM, 4%, 2/01/2042	1,000,000	966,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	16,000	16,006
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	57,000	53,726
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	796,000	766,353
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	142,000	138,930
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	58,000	56,746
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	401,000	374,387
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	4,000	3,553
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	247,000	202,928
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	237,000	179,466
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	110,000	36,742

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$100,000	$80,000
		$5,812,757
Single Family Housing - State – 6.8%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$475,000	$516,838
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2056	740,000	812,837
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 4.55%, 10/01/2044	725,000	731,528
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 5.05%, 10/01/2045	500,000	510,301
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 6%, 4/01/2055	725,000	794,764
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “C”, GNMA, 5.75%, 4/01/2055	735,000	800,443
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	25,000	25,059
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	385,000	387,070
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	130,000	130,348
		$4,709,188
State & Local Agencies – 4.6%
Baldwin County, AL, Public Building Authority Rev. (Jail Project), 4.375%, 3/01/2046	$1,250,000	$1,205,229
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,290
Cherokee County, AL, Public Building Authority Rev., 4.5%, 7/01/2053	750,000	716,046
Irondale, AL, Public Building Authority Lease Rev., 5%, 10/01/2044	1,000,000	1,056,925
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	40,000	47,650
		$3,236,140
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$90,000	$71,229
Tax - Other – 8.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$45,000	$45,022
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	125,000	131,184
Cullman, AL, Board of Education Special Tax School Warrants, “A”, BAM, 4.25%, 3/01/2054	750,000	703,336
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	30,315
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	85,643
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2044	500,000	529,752
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2046	500,000	524,349
Lauderdale County, AL, Agriculture Center Authority Rev., 5.25%, 7/01/2064	750,000	774,473
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2042	350,000	375,398
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2043	250,000	265,738
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2044	325,000	342,922
Marshall County, AL, Board of Education, Special Tax School Warrants, BAM, 4%, 3/01/2044	500,000	473,457
Marshall County, AL, Board of Education, Special Tax School Warrants, BAM, 4.125%, 3/01/2049	500,000	470,065
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	472,572
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	477,359
		$5,701,585
Tobacco – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$170,000	$155,372
Toll Roads – 0.7%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$205,731
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	290,000	298,606
		$504,337
Transportation - Special Tax – 2.3%
Alabama Federal Aid Highway Finance Authority, Special Obligation Rev., “A”, 5%, 3/01/2045	$750,000	$803,147
Alabama Highway Authority, Special Obligation Rev., AGM, 5%, 9/01/2045	750,000	808,135
		$1,611,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 12.8%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	$1,000,000	$892,217
Alabama Community College System Board of Trustees Rev. (Calhoun Community College), AGM, 4.125%, 5/01/2049	750,000	714,472
Alabama Community College System Board of Trustees Rev. (Coastal Alabama Community College), BAM, 5%, 10/01/2050	750,000	774,339
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2048	500,000	518,054
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2053	500,000	513,344
Auburn University, AL, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,527,123
Homewood, AL, Educational Building Authority, Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	504,046
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	585,569
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2048	750,000	769,595
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2056	500,000	504,523
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	285,282
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	50,000	50,113
University of South Alabama Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	762,193
University of South Alabama Facilities Rev., “A”, BAM, 5.25%, 4/01/2054	500,000	522,085
		$8,922,955
Utilities - Investor Owned – 0.7%
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	$500,000	$501,033
Utilities - Municipal Owned – 1.6%
Huntville, AL, Electric Rev. Warrants, 5%, 12/01/2043	$750,000	$796,387
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	100,000	66,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	43,387
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,740
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	63,412
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	69,401
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	15,212
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	33,375
		$1,102,664
Utilities - Other – 4.4%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$425,000	$448,716
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	310,000	333,352
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	410,000	435,642
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	1,000,000	1,009,690
Southeast Alabama Energy Authority (Project No. 6), 5%, 1/01/2054 (Put Date 6/01/2030)	500,000	528,688
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	300,000	318,543
		$3,074,631
Water & Sewer Utility Revenue – 9.8%
Alabama Harvest-Monrovia Water, Sewer & Fire Protection Authority, Inc. Rev., AGM, 4.5%, 4/01/2045	$750,000	$763,292
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.25%, 12/01/2048	500,000	479,459
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	120,056
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	95,557
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	1,000,000	1,045,709
Limestone County, AL, Water & Sewer Authority Rev., 4.125%, 12/01/2049	750,000	695,213
Madison, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	724,162
Montgomery AL, Water Works & Sanitary Sewer Board Rev., 5%, 9/01/2045	500,000	534,952
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	917,369
Prattville, AL, Water Works Board Rev., 5.125%, 8/01/2053	750,000	777,031
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044 (a)(d)	700,000	455,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	$200,000	$206,637
		$6,814,437
Total Municipal Bonds		$68,233,990
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$109,932	$37,795
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$121,245	$77,597
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.82% (v)	727,864	$728,009

Other Assets, Less Liabilities – 0.7%		472,942
Net Assets – 100.0%		$69,550,333

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $728,009 and
$68,349,382, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $831,999, representing 1.2% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$68,311,587	$—	$68,311,587
U.S. Corporate Bonds	—	37,795	—	37,795
Investment Companies	728,009	—	—	728,009
Total	$728,009	$68,349,382	$—	$69,077,391
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,171,553	$15,266,419	$16,710,152	$121	$68	$728,009

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$44,010	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2025, are as follows:
Alabama	83.4%
Puerto Rico	3.9%
Kentucky	1.5%
Illinois	1.4%
New York	1.4%
California	0.9%
Maryland	0.8%
Arkansas	0.7%
North Carolina	0.7%
Guam	0.6%
Louisiana	0.6%
Wisconsin	0.5%
Texas	0.4%
Massachusetts	0.4%
Pennsylvania	0.4%
Virginia	0.4%
U.S. Virgin Islands	0.3%
New Hampshire	0.3%
Colorado	0.2%
Iowa	0.1%
New Jersey	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.